Deferred dry dock and special survey costs, net	6 Months Ended
Jun. 30, 2023
Deferred Dry Dock And Special Survey Costs Net
Deferred dry dock and special survey costs, net

6. Deferred dry dock and special survey costs, net:

The movement in deferred charges, net, in the accompanying Consolidated Balance Sheets are as follows:

2023

Balance January 1,	$794
Additions	814
Amortization of special survey costs	(176)
Pyxis Malou write-off	(169)
Balance June 30,	$1,263

The additions during the first half of 2023 are related manly with “Pyxis Karteria” special survey which completed on April 14, 2023. The amortization of the special survey costs is separately reflected in the accompanying unaudited interim consolidated statement of comprehensive income.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)